Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Interest expense	$ 5,666	$ 5,312	$ 10,321	$ 9,927	$ 22,223	$ 8,291
Depreciation and amortization	6,682	7,062	13,173	13,477	26,982	23,114
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense	497	529	1,009	1,049	2,147	1,533
Depreciation and amortization	$ 1,751	$ 2,004	$ 3,503	$ 3,944	$ 7,519	$ 7,098